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03/28/2002

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	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  March 28, 2002

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

David W. Pequet		Hinsdale, IL	February 1, 2002

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
ABBOTT LABS	     COM       021441100   315      6000      SH        SOLE
ALBERTSONS           COM       013104104   239      7219      SH        SOLE
AMERICAN INTL GROUP  COM       026874107   361      5016      SH        SOLE
AMGEN		     COM       031162100   220      3700      SH        SOLE
APPLIED MATERIALS    COM       038222105   346      6379      SH        SOLE
BOEING		     COM       097023105   337      6992      SH        SOLE
BRISTOL MYERS SQUIBB COM       110122108   237      5874      SH        SOLE
CHEVRONTEXACO        COM       166751107   294      3261      SH        SOLE
CISCO SYSTEMS        COM       17275R102   237     14046      SH        SOLE
CITIGROUP	     COM       172967101   345      6969      SH        SOLE
COCA COLA            COM       191216100   293      5615      SH        SOLE
DELL COMPUTER	     COM       247025109   349     13370      SH        SOLE
DENTSPLY	     COM       249030107   264      7137      SH        SOLE
DUKE ENERGY          COM       264399106   200      5298      SH        SOLE
EMC CORP             COM       268648102   226     18748      SH        SOLE
FANNIE MAE	     COM       313586109   290      3636      SH        SOLE
GENERAL ELECTRIC     COM       369604103   380     10156      SH        SOLE
GENERAL MOTORS	     COM       370442105   400      6628      SH        SOLE
HOME DEPOT           COM       437076102   314      6476      SH        SOLE
INTL. BUS MACHINES   COM       459200101   379      3648      SH        SOLE
INTEL CORP.	     COM       458140100   333     10982      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   415      6392      SH        SOLE
KEYCORP		     COM       493267108   300     11283      SH        SOLE
KLA-TENCOR CORP      COM       482480100   254      3823      SH        SOLE
LINEAR TECHNOLOGY    COM       535678106   243      5510      SH        SOLE
MAXIM INTEGRATED     COM       57772K101   226      4065      SH        SOLE
MEDTRONIC            COM       585055106   251      5553      SH        SOLE
MERCK & CO.	     COM       589331107   306      5328      SH        SOLE
MICROSOFT CORP.	     COM       594918104   426      7080      SH        SOLE
NOVELLUS SYS INC.    COM       670008101   219      4061      SH        SOLE
ORACLE               COM       68389X105   236     18453      SH        SOLE
PFIZER CORP.	     COM       717081103   376      9464      SH        SOLE
ROYAL DUTCH          COM       780257804   239      4409      SH        SOLE
SBC COMM             COM       78387G103   205      5490      SH        SOLE
SOUTHERN             COM       842587107   275     10389      SH        SOLE
SUN MICROSYSTEMS     COM       866810104   181     20563      SH        SOLE
SUNGARD DATA SYSTEMS COM       867363103   241      7310      SH        SOLE
SYMANTEC             COM       871503108   293      7120      SH        SOLE
TELLABS              COM       879664100   162     15559      SH        SOLE
VERIZON              COM       92343V104   292      6398      SH        SOLE
WALMART		     COM       931142103   469      7655      SH        SOLE
EXXON MOBIL CORP.    COM       30231G102   405      9260      SH        SOLE